Expense Example - Schwab Core Bond ETF - Schwab Core Bond ETF	Jan. 13, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	$ 52